Intangible Assets and Goodwill - Tidal Acquisition (Details) - Tidal Systems, Ltd. $ in Millions	3 Months Ended
Dec. 03, 2015 USD ($)
Business Acquisition [Line Items]
Payments to acquire Tidal	$ 148
Deferred tax liabilities recognized in Tidal acquisition	41
SBU
Business Acquisition [Line Items]
Goodwill recognized from Tidal acquisition	81
In-process R&D
Business Acquisition [Line Items]
In-process R&D recognized in Tidal acquisition	$ 108